Loss Per Share - Schedule Of Computation Of Original and Restated Basic And Diluted Loss Per Share (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Profit (loss) for the year		€ (78,052)	€ (28,599)	€ (5,749)
Number of common shares		81,559,780	24,131,427	10,653,636
Basic	[1]	€ (0.96)	€ (1.19)	€ (0.54)
Diluted	[1]	€ (0.96)	€ (1.19)	€ (0.54)
Original
Earnings per share [line items]
Number of common shares		81,559,780	11,325,442	5,000,000
Basic		€ (0.96)	€ (2.53)	€ (1.15)
Diluted		€ (0.96)	€ (2.53)	€ (1.15)

[1]

(*)	Restated - see Note 21